Earnings Per Common Share (Tables)	6 Months Ended	12 Months Ended
	Oct. 31, 2021	Apr. 30, 2021
Earnings Per Share [Abstract]
Schedule of earnings per share

	Six Months Ended Oct. 31, 2021	Six Months Ended Oct 31, 2020	Three Months Ended Oct. 31, 2021	Three Months Ended Oct. 31, 2020
Net income (loss) attributable to common stockholders – basic	$1,183,254	$60,893	$(274,156)	$30,022
Adjustments to net loss	—	—	—	—
Net income (loss) attributable to common stockholders – diluted	$1,183,254	$60,893	$(274,156)	$30,022

Weighted average common shares outstanding - basic	2,462,251	415,726	2,718,383	415,815
Effect of dilutive securities	35,557	—	—	—
Weighted average common shares outstanding – diluted	2,497,808	415,726	2,718,383	415,815

Earnings (loss) per common share - basic	$0.48	$0.15	$(0.10)	$0.07
Earnings (loss) per common share - diluted	$0.47	$0.15	$(0.10)	$0.07

	2021	2020

Net income (loss)	$1,469,660	$604,851

Weighted average common shares outstanding	1,250,002	402,284
Effect of dilutive securities	397,293	—
Weighted average dilutive common shares outstanding	1,647,295	402,284

Earnings per common share – basic	$1.18	$1.50

Earnings per common share – diluted	$0.89	$1.50